Annual Total Returns (dei_DocumentInformationDocumentAxis, Class A)	0 Months Ended
Feb. 28, 2013
(Oppenheimer Global Allocation Fund) | Class A
Bar Chart Table:
Annual Return 2003	30.56%
Annual Return 2004	10.29%
Annual Return 2005	2.76%
Annual Return 2006	10.66%
Annual Return 2007	(3.88%)
Annual Return 2008	(31.64%)
Annual Return 2009	32.72%
Annual Return 2010	13.42%
Annual Return 2011	(7.77%)
Annual Return 2012	10.17%
(Oppenheimer Small- & Mid- Cap Value Fund) | Class A
Bar Chart Table:
Annual Return 2002	(10.52%)
Annual Return 2003	46.06%
Annual Return 2004	28.30%
Annual Return 2005	11.73%
Annual Return 2006	17.98%
Annual Return 2007	9.13%
Annual Return 2008	(49.93%)
Annual Return 2009	44.61%
Annual Return 2010	20.54%
Annual Return 2011	(7.52%)
Annual Return 2012	9.48%